FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

February 8, 2021

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, with the exception of the prospectus and Statement of Additional Information (“SAI”) for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and Gotham Hedged Core Fund, each of the prospectuses and SAIs dated February 1, 2021 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAIs contained in the Post-Effective Amendment No. 255 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on January 28, 2021 (SEC Accession No. 0001829126-21-000154).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss
Joel Weiss
President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.